Other Results - Summary of Other Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Results [Line Items]
Interest Income from Financial Instruments	$ 49,588	$ 18,114	$ 2,556
Fair value gains / (losses) of financial assets at FVPL	78,640	(36)	(16)
Finance income	128,228	18,078	2,540
Finance expense related to derivative financial instruments	(28,013)	(18,763)
Other finance expense	(88,243)	(5,728)	(402)
Interest charges for lease liabilities	(578)	(177)	(142)
Finance costs	(116,834)	(24,668)	(544)
Inflation adjustment	(12,537)	(1,037)	(334)
Other results	$ (1,143)	$ (7,627)	$ 1,662